Performance Management - PACE Global Fixed Income Investments	Nov. 13, 2026
Class A Prospectus - PACE Global Fixed Income Investments
Prospectus [Line Items]
Performance Narrative [Text Block]

The section captioned “PACE Global Fixed Income Investments Fund summary” and sub-captioned “Risk/return bar chart and table” on page 34 of the Class A Prospectus, on page 34 of the Class P Prospectus and beginning on page 30 of the Class P2 Prospectus is revised by inserting the following as the second to last sentence of the first paragraph of that section:

Pacific Investment Management Company LLC (“PIMCO”) assumed day-to-day management of the fund’s assets on November 6, 2026.

Performance Table Closing [Text Block]	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.
Class P Prospectus - PACE Global Fixed Income Investments
Prospectus [Line Items]
Performance Narrative [Text Block]

The section captioned “PACE Global Fixed Income Investments Fund summary” and sub-captioned “Risk/return bar chart and table” on page 34 of the Class A Prospectus, on page 34 of the Class P Prospectus and beginning on page 30 of the Class P2 Prospectus is revised by inserting the following as the second to last sentence of the first paragraph of that section:

Pacific Investment Management Company LLC (“PIMCO”) assumed day-to-day management of the fund’s assets on November 6, 2026.

Performance Table Closing [Text Block]	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.
Class P2 Prospectus - PACE Global Fixed Income Investments
Prospectus [Line Items]
Performance Narrative [Text Block]

The section captioned “PACE Global Fixed Income Investments Fund summary” and sub-captioned “Risk/return bar chart and table” on page 34 of the Class A Prospectus, on page 34 of the Class P Prospectus and beginning on page 30 of the Class P2 Prospectus is revised by inserting the following as the second to last sentence of the first paragraph of that section:

Pacific Investment Management Company LLC (“PIMCO”) assumed day-to-day management of the fund’s assets on November 6, 2026.

Performance Table Closing [Text Block]	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.